UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

                      Florida Tax-Free Income Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA FLORIDA TAX-FREE
                                        INCOME Fund

                                  [GRAPHIC OF USAA FLORIDA TAX-FREE INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

        FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

        PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

        VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Florida GO, Texas Permanent School Fund, or United Dominion Realty Trust.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP      Certificate of Participation
             EDA      Economic Development Authority
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             ISD      Independent School District
             MFH      Multifamily Housing
             PCRB     Pollution Control Revenue Bond
             PRE      Prerefunded to a date prior to maturity
             RB       Revenue Bond
             SAVRS    Select Auction Variable Rate Securities

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                 COUPON           FINAL     MARKET
    AMOUNT     SECURITY                                                                      RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (99.1%)

               FLORIDA (83.6%)
   $ 3,400     Alachua County Health Facilities Auth. RB, Series 1996A (INS)                 5.80%     12/01/2026   $  3,473
     7,900     Bay County Water Systems RB, Series 2000 (INS) (PRE)                          5.70       9/01/2025      8,522
               Board of Education Public Education GO,
     6,000         Series 1998E (NBGA) (PRE)                                                 5.63       6/01/2025      6,432
     5,500         Series 2000D (NBGA)                                                       5.75       6/01/2022      5,900
               Boca Raton GO,
     1,720         Series 2000 (PRE)                                                         5.38       7/01/2018      1,811
     2,175         Series 2000 (PRE)                                                         5.38       7/01/2019      2,291
     2,290         Series 2000 (PRE)                                                         5.38       7/01/2020      2,412
               Broward County Educational Facilities Auth. (NOVA Southeastern Univ.) RB,
     2,500         Series 2000B (INS)                                                        5.75       4/01/2021      2,675
       610         Series 2002B (INS)                                                        5.75       4/01/2020        664
       645         Series 2002B (INS)                                                        5.75       4/01/2021        702
       995     Broward County Housing Finance Auth. MFH RB, Series 1997A-1                   6.00       5/01/2032      1,019
     2,000     Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)           5.00       8/15/2029      2,108
     5,675     Department of Children and Family Services COP,
                   Series 2005 (Evaluation Treatment Center Project)                         5.00      10/01/2025      5,989
     2,610     Duval County School Board COP, Series 2000 (INS)                              5.38       7/01/2019      2,714
     8,000     Escambia County Health Facilities Auth. RB, Series 1999A-2 (PRE)              6.00      11/15/2031      8,579
     5,000     Flagler County School Board COP, Series 2005A (INS)                           5.00       8/01/2030      5,262
       700     Gulf County School District Sales Tax RB, Series 1997 (INS)                   5.75       6/01/2017        712
     5,000     Hernando County School Board COP, Series 2005 (INS)                           5.00       7/01/2035      5,286
               Highlands County Health Facilities Auth. RB,
     3,500         Series 2005C                                                              5.00      11/15/2031      3,628
     5,000         Series 2006C                                                              5.25      11/15/2036      5,331
     4,000     Hillsborough County IDA PCRB, Series 2002                                     5.50      10/01/2023      4,179
       625     Hillsborough County Water Assessment RB, Series 2000 (INS)                    5.13       3/01/2020        659
     1,000     Housing Finance Agency RB, Series 1995H (NBGA)                                6.50      11/01/2025      1,012
     5,750     Jacksonville Economic Development Commission Health Care Facilities RB,
                   Series 2006                                                               5.00      11/15/2036      6,046
     2,470     Jacksonville Health Facilities Auth. RB, Series 2002A                         5.25      11/15/2032      2,599
     4,000     Lake County School Board COP, Series 2004A (INS)                              5.00       7/01/2029      4,198
     3,000     Lee County School Board COP, Series 2005A (INS)                               5.00       8/01/2027      3,168
     4,400     Miami-Dade County Aviation RB, Series 2000B (INS)                             5.75      10/01/2024      4,732
     3,000     Miami-Dade County Expressway Auth. RB, Series 2000 (INS) (PRE)                6.00       7/01/2020      3,250
     2,130     North Miami Health Facilities Auth. RB, Series 1996 (LOC - SunTrust Bank)     6.00       8/15/2024      2,186
     5,000     Okaloosa County Water and Sewer RB, Series 2006 (INS)                         4.50       7/01/2031      4,982
               Orange County Health Facilities Auth. RB,
     5,750         Series 1995(a)                                                            6.75       7/01/2020      6,757
     8,000         Series 2002 (PRE)                                                         5.75      12/01/2027      8,818
     5,665         Series 2005                                                               5.00       1/01/2029      5,972
     6,255     Orange County Health Facilities Hospital RB, Series 2006B                     5.13      11/15/2039      6,584
     3,000     Palm Beach County GO, Series 2001A (PRE)                                      5.00       6/01/2020      3,165
               Palm Beach County School Board COP,
     7,875         Series 2000A (PRE)                                                        5.88       8/01/2021      8,516
     3,000         Series 2002D (INS)                                                        5.00       8/01/2028      3,116
     5,000     Pinellas County Health Facilities Auth. RB, Series 2003 (PRE)                 5.50      11/15/2027      5,488
     4,000     Polk County Utility Systems RB, Series 2004A (INS)                            5.00      10/01/2030      4,225
               Port St. Lucie Utility System RB,
     4,000         Series 2006A (INS)                                                        4.64(b)    9/01/2032      1,198
     4,000         Series 2006A (INS)                                                        4.65(b)    9/01/2033      1,139
    11,480     Seminole County Water and Sewer RB, Series 1999 (INS) (PRE)(a)                5.38      10/01/2022     12,130

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                 COUPON           FINAL     MARKET
    AMOUNT     SECURITY                                                                      RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------------------------------------
   $ 2,000     St. Johns County IDA RB, Series 1997A (INS)(c)                                5.50%      3/01/2017   $  2,059
     3,400     Sumter County Capital Improvement RB, Series 2006 (INS)                       5.00       6/01/2036      3,608
     2,200     Tampa Housing Auth. MFH RB, Series 2006                                       4.85       7/01/2036      2,248
     5,000     Tampa Utilities Tax Improvement RB, Series 1999A (INS) (PRE)                  5.20      10/01/2019      5,261
               Univ. of Tampa RB,
     2,250         Series 2002 (INS)                                                         5.50       4/01/2022      2,401
     1,500         Series 2002 (INS)                                                         5.50       4/01/2026      1,599
     5,000     Volusia County Educational Facilities Auth. RB, Series 2005 (INS)             5.00      10/15/2025      5,252
               West Orange Healthcare District RB,
     1,790         Series 1999A                                                              5.50       2/01/2009      1,844
     1,000         Series 2001A                                                              5.65       2/01/2022      1,056
     1,165     West Palm Beach Community Redevelopment Agency Tax Increment RB,
                   Series 2005A                                                              5.00       3/01/2029      1,211
     5,325     Westridge Community Development District Capital Improvement RB,
                   Series 2005                                                               5.80       5/01/2037      5,447
                                                                                                                    --------
                                                                                                                     211,615
                                                                                                                    --------
               ARKANSAS (0.7%)
               Development Finance Auth. Tobacco Settlement RB,
     1,000         Series 2006 (INS)                                                         4.97(b)    7/01/2028        384
     1,165         Series 2006 (INS)                                                         4.98(b)    7/01/2029        426
     1,150         Series 2006 (INS)                                                         4.99(b)    7/01/2030        401
     2,500         Series 2006 (INS)                                                         5.03(b)    7/01/2036        650
                                                                                                                    --------
                                                                                                                       1,861
                                                                                                                    --------
               GEORGIA (0.4%)
     1,000     Fayette County School District GO, 4.95%, 9/01/2010 (INS)                     4.95(d)    3/01/2025        872
                                                                                                                    --------
               ILLINOIS (0.8%)
     2,000     Village of Montgomery Special Assessment Improvement Refunding Bond,
                   Series 2006 (Lakewood Creek) (INS)(e)                                     4.70       3/01/2030      1,979
                                                                                                                    --------
               INDIANA (1.6%)
     4,000     Health and Educational Facility Auth. RB, Series 2006A                        5.00       2/15/2039      4,128
                                                                                                                    --------
               KANSAS (2.1%)
     5,000     Wyandotte County Special Obligation RB, 2nd Lien Series 2005                  5.00      12/01/2020      5,210
                                                                                                                    --------
               MASSACHUSETTS (0.8%)
     2,000     Development Finance Agency RB, Series 2006A (INS)                             5.00       3/01/2036      2,072
                                                                                                                    --------
               MICHIGAN (1.3%)
    10,000     Building Auth. RB, Series 2006-IA (INS)                                       5.01(b)   10/15/2030      3,173
                                                                                                                    --------
               MINNESOTA (0.4%)
     1,000     Municipal Power Agency Electric RB, Series 2005                               5.00      10/01/2030      1,044
                                                                                                                    --------
               NORTH DAKOTA (1.5%)
               Williams County Sales Tax RB,
     1,685         Series 2006                                                               5.00      11/01/2026      1,745
     1,950         Series 2006                                                               5.00      11/01/2031      2,009
                                                                                                                    --------
                                                                                                                       3,754
                                                                                                                    --------
               PUERTO RICO (0.9%)
     2,000     Public Improvement GO, Series 2006B                                           5.25       7/01/2032      2,155
                                                                                                                    --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

 PRINCIPAL                                                                                 COUPON           FINAL     MARKET
    AMOUNT     SECURITY                                                                      RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA (2.8%)
               Jobs EDA RB,
   $ 4,750         Series 2002A (Bon Secours Health System)                                  5.63%     11/15/2030   $  5,072
     2,000         Series 2006 (Episcopal Church Home) (INS)                                 4.60       4/01/2027      1,998
                                                                                                                    --------
                                                                                                                       7,070
                                                                                                                    --------
               TENNESSEE (0.7%)
               Knox County Health, Educational and Housing Facilities Board RB,
     4,155         Series 2006A                                                              5.02(b)    1/01/2036        984
     4,000         Series 2006A                                                              5.03(b)    1/01/2037        898
                                                                                                                    --------
                                                                                                                       1,882
                                                                                                                    --------
               TEXAS (1.5%)
               Bexar County Health Facilities Development RB,
       760         Series 2007(e)                                                            5.00       7/01/2033        783
       580         Series 2007(e)                                                            5.00       7/01/2037        595
     6,000     Denton ISD GO, Series 2006 (NBGA)                                             5.08(b)    8/15/2025      2,484
                                                                                                                    --------
                                                                                                                       3,862
                                                                                                                    --------
               Total Fixed-Rate Instruments (cost: $238,235)                                                         250,677
                                                                                                                    --------

               PERIODIC AUCTION RESET BONDS (0.8%)

               FLORIDA (0.8%)
     2,100     Volusia County IDA RB, SAVRS, Series 1998 (INS) (cost: $2,100)                4.20      12/01/2028      2,100
                                                                                                                    --------

               VARIABLE-RATE DEMAND NOTES (0.4%)

               FLORIDA (0.4%)
       400     Collier County Educational Facilities Auth. RB,
                   Series 2006 (Ave Marie University) (LOC - Comerica Bank, N.A.)            4.00      10/01/2036        400
       600     Jacksonville Health Facilities Auth. RB,
                   Series 1996 (LOC - Bank of America, N.A.)                                 4.00       5/01/2021        600
                                                                                                                    --------
               Total Variable-Rate Demand Notes (cost: $1,000)                                                         1,000
                                                                                                                    --------

               TOTAL INVESTMENTS (COST: $241,335)                                                                   $253,777
                                                                                                                    ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

           2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $12,563,000 and $121,000, respectively, resulting in net unrealized appreciation of $12,442,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $253,011,000 at December 31, 2006, and, in total, may not equal 100%.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) At December 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

        (e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $3,357,000, all of which were when-issued.

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48468-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.